4. Property and Equipment, net (Details Narrative March 2016) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 9,082	$ 22,912	$ 48,750	$ 83,863